Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Year (a)	Summary Compensation Table Total for PEO (Cawley) ($)	Compensation Actually Paid to PEO(1) (Cawley) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment Based On:(3)		Net Income(4) ($000s)	Adjusted EPS(5) ($)
					Con Ed TSR ($)	S&P 500 Utilities TSR ($)
	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	19,899,971	14,919,003	4,364,912	4,276,180	164	159	2,023,000	5.70
2024	14,984,213	3,737,463	4,145,530	2,148,070	143	137	1,820,000	5.40
2023	16,176,871	12,099,258	3,975,767	3,097,370	141	111	2,519,000	5.07
2022	9,592,297	15,950,905	2,944,374	4,757,406	142	120	1,660,000	4.57
2021	10,342,198	11,580,540	2,915,228	3,326,277	123	118	1,346,000	4.39

Company Selected Measure Name	Adjusted EPS
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation:

PEO	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Total Compensation as reported in SCT	19,899,971	14,984,213	16,176,871	9,592,297	10,342,198
Subtract pension values reported in SCT	(5,768,724)	(3,001,537)	(5,828,405)	—	(1,500,611)
Subtract fair value of equity awards granted during fiscal year	(9,773,900)	(7,993,638)	(6,661,780)	(6,076,950)	(5,551,295)
Add pension value attributable to fiscal year’s service and any change in pension value attributable to plan amendments made in the fiscal year	924,240	260,150	215,044	164,521	246,088
Add fair value of equity compensation granted in fiscal year – value at year-end	11,557,910	6,917,049	7,472,792	8,196,063	8,004,570
Add dividends paid on unvested shares/share units and stock options	—	—	—	—	—
Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	1,110,487	(2,315,013)	1,292,556	4,122,354	(20,396)

PEO	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(3,030,981)	(5,113,761)	(567,820)	(47,380)	59,986
Subtract fair value of forfeited awards determined at end of prior fiscal year for awards made in prior fiscal years that were forfeited during current fiscal year	—	—	—	—	—
Compensation Actually Paid to PEO	14,919,003	3,737,463	12,099,258	15,950,905	11,580,540

Non-PEO NEO Average Total Compensation Amount	$ 4,364,912	$ 4,145,530	$ 3,975,767	$ 2,944,374	$ 2,915,228
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,276,180	2,148,070	3,097,370	4,757,406	3,326,277
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-PEO NEOs SCT Total to CAP Reconciliation:

Non-PEO NEOs: Average	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Total Compensation as reported in SCT	4,364,912	4,145,530	3,975,767	2,944,374	2,915,228
Subtract pension values reported in SCT	(455,970)	(259,410)	(627,419)	—	(239,098)
Subtract fair value of equity awards granted during fiscal year	(1,847,949)	(2,278,153)	(1,726,726)	(1,447,991)	(1,283,438)
Add pension value attributable to fiscal years’ service and any change in pension value attributable to plan amendments made in the fiscal year	117,950	101,446	89,039	98,261	101,242
Add fair value of equity compensation granted in fiscal year – value at year-end	2,185,396	1,881,179	1,264,907	1,950,109	1,840,223
Add dividends paid on unvested shares/share units and stock options	—	—	—	—	—
Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	275,455	(524,720)	225,166	1,264,090	7,692
Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(363,614)	(917,802)	174,492	(51,437)	(15,572)
Subtract fair value of forfeited awards determined at end of prior fiscal year for awards made in prior fiscal years that were forfeited during current fiscal year	—	—	(277,856)	—	—
Compensation Actually Paid to NEO	4,276,180	2,148,070	3,097,370	4,757,406	3,326,277

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Company Performance Metrics(1)

Relative TSR
Adjusted EPS
Adjusted Net Income
Operating Objectives
Operating Budget

Total Shareholder Return Amount	$ 164	143	141	142	123
Peer Group Total Shareholder Return Amount	159	137	111	120	118
Net Income (Loss)	$ 2,023,000	$ 1,820,000	$ 2,519,000	$ 1,660,000	$ 1,346,000
Company Selected Measure Amount | $ / shares	5.70	5.40	5.07	4.57	4.39
Additional 402(v) Disclosure	In determining the CAP to our NEOs, the Company is required to make various adjustments to amounts that have been previously reported in the SCT in previous years, as the PvP rule’s valuation methods for this section differ from those required in the SCT. The tables below show the amounts that were deducted and added to SCT total compensation to calculate CAP. Our principal executive officer (PEO) in each year was Timothy P. Cawley. The non-PEO named executive officers (NEOs) reflected in columns (d) and (e) represent the following individuals for each of the years shown:
•2025: K. Andrews, M. Ketschke, K. Ziaee, D. Donnley
•2024: K. Andrews, R. Hoglund, M. Ketschke, D. Donnley, R. Sanchez
•2023: R. Hoglund, D. Donnley, R. Sanchez, M. Ketschke, M. Noyes
•2022: R. Hoglund, D. Donnley, R. Sanchez, M. Ketschke
•2021: R. Hoglund, D. Donnley, R. Sanchez, M. Ketschke
	Pursuant to the SEC’s PvP rule, the comparison assumes $100 was invested on December 31, 2020 in the Company’s Common Stock. Historic stock price performance is not necessarily indicative of future stock performance. Reflects after-tax net income attributable to stockholders prepared in accordance with GAAP for each of the years shown. For further information regarding these Company performance metrics and their function in the Company’s executive compensation program, please see the “Compensation Discussion and Analysis” section of this Proxy Statement.
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	Adjusted EPS is the financial measure from the tabular list of Company Performance Metrics below which in the Company’s assessment represents the most important financial and non-financial performance measures used by the Company to link CAP to the Company’s CEOs and NEOs for the years shown to the Company’s performance. Adjusted EPS as used in this Proxy Statement is a non-GAAP financial measure. Please refer to Appendix A for the "Reconciliation of Non-GAAP Financial Measures."
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Objectives
Measure:: 5
Pay vs Performance Disclosure
Name	Operating Budget
Cawley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 19,899,971	$ 14,984,213	$ 16,176,871	$ 9,592,297	$ 10,342,198
PEO Actually Paid Compensation Amount	14,919,003	3,737,463	12,099,258	15,950,905	11,580,540
PEO | Cawley [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,768,724)	(3,001,537)	(5,828,405)	0	(1,500,611)
PEO | Cawley [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	924,240	260,150	215,044	164,521	246,088
PEO | Cawley [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,773,900)	(7,993,638)	(6,661,780)	(6,076,950)	(5,551,295)
PEO | Cawley [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,557,910	6,917,049	7,472,792	8,196,063	8,004,570
PEO | Cawley [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,110,487	(2,315,013)	1,292,556	4,122,354	(20,396)
PEO | Cawley [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,030,981)	(5,113,761)	(567,820)	(47,380)	59,986
PEO | Cawley [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Cawley [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(455,970)	(259,410)	(627,419)	0	(239,098)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,950	101,446	89,039	98,261	101,242
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,847,949)	(2,278,153)	(1,726,726)	(1,447,991)	(1,283,438)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,185,396	1,881,179	1,264,907	1,950,109	1,840,223
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,455	(524,720)	225,166	1,264,090	7,692
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(363,614)	(917,802)	174,492	(51,437)	(15,572)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(277,856)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0